PREMISES AND EQUIPMENT AND LEASE COMMITMENTS (Details) € in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2015 EUR (€)	Dec. 31, 2014 EUR (€)		Dec. 31, 2013 EUR (€)	Dec. 31, 2015 USD ($)
Capital Leases Future Minimum Payments Due Abstract
2016	€ 32
2017	26
2018	23
2019	19
2020	18
Thereafter	35
Total minimum lease payments	153
Property Plant And Equipment Details [Abstract]
Land	562	€ 506
Buildings	1,162	1,226
Leasehold improvements	161	159
Furniture, fittings, machinery and vehicles	863	976
Total, at cost	2,748	2,867
Less: accumulated depreciation and impairment	(1,315)	(1,244)
Net book value	1,433	1,623	[1]		$ 1,640
Property Plant And Equipment Textual Details [Abstract]
Rental expense	€ 52	€ 53		€ 57

[1]	Restated